UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21973

Eaton Vance Tax-Managed Global Diversified Equity Income Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	January 31, 2008

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Global Diversified Equity Income Fund	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.7%

Security	Shares	Value
Aerospace & Defense — 2.9%
BAE Systems PLC	3,561,479	$33,168,418
Boeing Co. (The)	200,982	16,717,683
General Dynamics Corp.	310,576	26,231,249
Lockheed Martin Corp.	233,038	25,149,461
Raytheon Co.	271,576	17,690,461
United Technologies Corp.	458,365	33,648,575
		$152,605,847
Auto Components — 0.3%
Johnson Controls, Inc.	488,853	$17,290,731
		$17,290,731
Automobiles — 0.9%
DaimlerChrysler AG	606,607	$47,241,643
		$47,241,643
Beverages — 1.5%
Coca-Cola Co. (The)	288,214	$17,053,622
PepsiCo, Inc.	406,068	27,689,777
Scottish & Newcastle PLC	2,327,438	36,384,981
		$81,128,380
Biotechnology — 1.3%
Biogen Idec, Inc. (1)	146,563	$8,933,015
Genzyme Corp. (1)	426,015	33,284,552
Gilead Sciences, Inc. (1)	610,020	27,871,814
		$70,089,381
Capital Markets — 0.4%
Goldman Sachs Group, Inc.	94,645	$19,001,877
		$19,001,877
Chemicals — 2.4%
BASF AG	345,635	$44,831,126
Bayer AG	392,750	32,092,629
Ecolab, Inc.	309,709	14,943,459
E.I. Du Pont de Nemours & Co.	467,261	21,110,852
Monsanto Co.	130,048	14,622,597
		$127,600,663
Commercial Banks — 4.5%
Banco Santander Central Hispano SA	3,179,583	$55,691,980
BNP Paribas SA	547,051	54,041,676
HSBC Holdings PLC	5,784,124	86,758,265
Lloyds TSB Group PLC	5,025,101	43,873,856
		$240,365,777
Commercial Services & Supplies — 0.5%
Pitney Bowes, Inc.	717,158	$26,319,699
		$26,319,699
Communications Equipment — 3.6%
Cisco Systems, Inc. (1)	1,757,625	$43,061,812
Corning, Inc.	493,323	11,874,285
Nokia Oyj ADR	2,844,944	105,120,681
QUALCOMM, Inc.	394,411	16,730,915
Research In Motion, Ltd. (1)	175,933	16,516,590
		$193,304,283

Computer Peripherals — 1.9%
Apple, Inc. (1)	219,746	$29,744,819
EMC Corp. (1)	823,099	13,062,581
Hewlett-Packard Co.	658,351	28,802,856
International Business Machines Corp.	264,794	28,422,988
		$100,033,244
Diversified Consumer Services — 0.3%
Apollo Group, Inc., Class A (1)	213,574	$17,030,391
		$17,030,391
Diversified Financial Services — 2.3%
Bank of America Corp.	1,013,187	$44,934,843
ING Groep NV	1,645,729	53,401,044
JPMorgan Chase & Co.	558,562	26,559,623
		$124,895,510
Diversified Telecommunication Services — 5.0%
AT&T, Inc.	974,914	$37,524,440
France Telecom SA	1,008,438	35,419,537
Koninklijke KPN NV	3,546,961	64,110,009
Qwest Communications International, Inc.	4,707,701	27,681,282
Telefonica 02 Czech Republic AS	2,842,846	82,071,143
Verizon Communications, Inc.	530,357	20,599,066
		$267,405,477
Electric Utilities — 4.2%
Duke Energy Corp.	908,315	$16,949,158
E. ON AG	395,239	72,487,334
Edison International	429,391	22,397,035
Iberdrola S.A.	2,957,579	44,892,089
Scottish and Southern Energy PLC	2,179,516	66,394,121
		$223,119,737
Electrical Equipment — 1.6%
ABB, Ltd.	2,276,507	$56,739,194
Emerson Electric Co.	522,854	26,581,897
		$83,321,091
Energy Equipment & Services — 2.8%
Diamond Offshore Drilling, Inc.	181,247	$20,468,224
Schlumberger, Ltd.	1,328,510	100,249,365
Transocean, Inc. (1)	237,432	29,109,163
		$149,826,752
Food & Staples Retailing — 1.7%
CVS Caremark Corp.	429,490	$16,780,174
Kroger Co. (The)	635,301	16,168,410
Safeway, Inc.	491,960	15,245,840
Sysco Corp.	321,929	9,352,037
Wal-Mart Stores, Inc.	619,096	31,499,604
		$89,046,065
Food Products — 3.6%
Nestle SA	242,671	$108,261,964
Unilever NV	2,517,853	81,770,327
		$190,032,291
Health Care Equipment & Supplies — 1.0%
Baxter International, Inc.	138,550	$8,415,527
Covidien, Ltd.	499,305	22,283,982
Medtronic, Inc.	262,655	12,231,843
Zimmer Holdings, Inc. (1)	129,409	10,128,842
		$53,060,194

Health Care Providers & Services — 0.4%
Aetna, Inc.	171,785	$9,149,269
UnitedHealth Group, Inc.	219,107	11,139,400
		$20,288,669
Hotels, Restaurants & Leisure — 1.8%
Compass Group PLC	9,160,504	$58,073,192
International Game Technology	240,494	10,261,879
Marriott International, Inc., Class A	350,878	12,617,573
McDonald’s Corp.	327,767	17,551,923
		$98,504,567
Household Products — 0.4%
Colgate-Palmolive Co.	162,305	$12,497,485
Kimberly-Clark Corp.	156,721	10,288,734
		$22,786,219
Industrial Conglomerates — 2.6%
General Electric Co.	1,571,422	$55,644,053
Siemens AG	631,053	81,009,642
		$136,653,695
Insurance — 6.5%
Allianz SE	208,234	$36,961,812
American International Group, Inc.	462,736	25,524,518
AMP Ltd.	2,555,240	19,491,949
Aviva PLC	3,084,785	38,689,342
Berkshire Hathaway, Inc., Class A (1)	919	124,984,000
Friends Provident PLC	6,199,983	17,243,418
Legal & General Group PLC	16,227,544	42,948,569
Resolution PLC	1,774,995	25,288,947
Travelers Cos., Inc. (The)	329,610	15,854,241
		$346,986,796
Internet Software & Services — 0.8%
Google, Inc., Class A (1)	77,039	$43,473,108
		$43,473,108
IT Services — 0.3%
Mastercard, Inc., Class A	90,505	$18,734,535
		$18,734,535
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc. (1)	234,437	$12,071,161
		$12,071,161
Machinery — 0.8%
Danaher Corp.	277,525	$20,661,736
Deere & Co.	110,200	9,671,152
Illinois Tool Works, Inc.	197,945	9,976,428
		$40,309,316
Media — 0.9%
Reed Elsevier PLC	445,155	$5,375,422
Vivendi SA	607,613	24,383,656
Walt Disney Co.	569,362	17,041,005
		$46,800,083
Metals & Mining — 6.7%
Anglo American PLC	1,110,234	$61,330,007
Arcelor Mittal	678,907	44,869,222
Companhia Vale do Rio Doce ADR	594,571	17,825,239
Goldcorp, Inc.	730,530	27,190,327
Rio Tinto PLC	939,161	94,004,714
Southern Copper Corp.	430,587	40,406,284
ThyssenKrupp AG	1,495,742	72,826,844
		$358,452,637

Multi-Utilities — 2.8%
Public Service Enterprise Group, Inc.	265,103	$25,449,888
RWE AG	316,181	38,653,897
Suez SA	1,362,390	83,109,228
		$147,213,013
Oil, Gas & Consumable Fuels — 11.0%
Anadarko Petroleum Corp.	598,109	$35,043,206
BP PLC	7,848,055	83,621,510
ConocoPhillips	387,426	31,118,056
ENI SPA	3,246,356	104,532,081
Exxon Mobil Corp.	826,006	71,366,918
Hess Corp.	400,987	36,421,649
Occidental Petroleum Corp.	364,735	24,754,564
Royal Dutch Shell PLC	2,341,793	81,357,077
Total SA	1,439,332	104,322,512
Williams Cos., Inc.	468,970	14,992,971
		$587,530,544
Pharmaceuticals — 9.2%
Abbott Laboratories	902,589	$50,815,761
Allergan, Inc.	154,214	10,361,639
Eli Lilly & Co.	503,223	25,926,049
GlaxoSmithKline PLC	3,602,906	85,367,032
Johnson & Johnson	513,786	32,502,102
Merck & Co., Inc.	615,871	28,502,510
Novartis AG	1,163,748	58,752,754
Pfizer, Inc.	3,361,225	78,619,053
Roche Holding AG	334,892	60,593,695
Sanofi-Synthelabo SA	576,388	46,810,435
Wyeth	250,083	9,953,303
		$488,204,333
Semiconductors & Semiconductor Equipment — 0.5%
Intel Corp.	632,392	$13,406,710
Texas Instruments, Inc.	358,661	11,093,385
		$24,500,095
Software — 2.3%
Microsoft Corp.	1,725,066	$56,237,152
Oracle Corp. (1)	1,059,103	21,764,567
Sage Group PLC	9,767,211	43,079,578
		$121,081,297
Specialty Retail — 0.6%
Best Buy Co., Inc.	236,702	$11,553,425
Staples, Inc.	787,315	18,848,321
		$30,401,746
Tobacco — 3.1%
Altria Group, Inc.	520,428	$39,458,851
British American Tobacco PLC	2,449,860	87,736,191
Imperial Tobacco Group PLC	830,904	40,632,513
		$167,827,555
Wireless Telecommunication Services — 2.1%
Rogers Communications, Inc., Class B	252,457	$9,671,628
Vodafone Group PLC	29,985,039	104,866,603
		$114,538,231
Total Common Stocks (identified cost $5,081,163,039)		$5,099,076,633

Short-Term Investments — 3.7%

Description	Interest (000’s omitted)	Value
Investment in Cash Management Portfolio, 4.32% (2)	$195,584	$195,584,310
Total Short-Term Investments (identified cost $195,584,310)		$195,584,310
Total Investments — 99.4% (identified cost $5,276,747,349)		$5,294,660,943

Covered Call Options Written — (0.5)%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value
EURO STOXX 50 Index	63,412	$4,250	2/15/08	$(75,111)
FTSE 100 Index	18,733	6,150	2/15/08	(465,515)
S&P 500 Index	1,632	1,390	2/16/08	(3,655,680)
S&P 500 Index	3,074	1,395	2/16/08	(6,670,580)
S&P 500 Index	2,628	1,410	2/16/08	(2,838,240)
S&P 500 Index	2,672	1,375	2/16/08	(7,481,600)
SMI Index	10,562	7,950	2/15/08	(554,152)
TOP1 Index	23,523	296	2/12/08	(464,579)
Total Covered Call Options Written (premiums received $64,736,516)				$(22,205,457)
Other Assets, Less Liabilities — 1.1%				$56,391,832
Net Assets — 100.0%				$5,328,847,318

ADR	—	American Depository Receipt

(1)		Non-income producing security.

(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2008 was $4,130,907.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	43.7%	$2,321,380,155
United Kingdom	21.4	1,136,193,755
Germany	8.0	426,104,927
France	6.5	348,087,044
Switzerland	5.3	284,347,607
Netherlands	3.7	199,281,380
Finland	2.0	105,120,681
Italy	2.0	104,532,082
Spain	1.9	100,584,069
Czech Republic	1.5	82,071,143
Canada	1.0	53,378,545
Luxembourg	0.8	44,869,222
Cayman Islands	0.5	29,109,163
Bermuda	0.4	22,283,982
Australia	0.4	19,491,949
Brazil	0.3	17,825,239
	99.4%	$5,294,660,943

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,264,911,584
Gross unrealized appreciation	$216,864,210
Gross unrealized depreciation	(187,114,851)
Net unrealized appreciation	$29,749,359

Written call option activity for the fiscal year to date ended January 31, 2008 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	124,825	$50,409,979
Options written	376,893	159,962,656
Options terminated in closing purchase transactions	(309,348)	(114,563,011)
Options expired	(66,134)	(31,073,108)
Outstanding, end of period	126,236	$64,736,516

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent.  At January 31, 2008 the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 12, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 12, 2008